Quarterly Results of Operations - Unaudited (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Net revenues	$ 963	$ 949	$ 986	$ 992	$ 950	$ 921	$ 957	$ 966	$ 1,085	$ 3,877	$ 3,929	$ 7,967
Income/(loss) from operations	158	102	(44)	111	88	41	84	128	93	257	346	(555)
Net income/(loss)	(524)	(435)	5	(2,043)	(274)	(39)	(756)	50	6,797	(2,747)	6,052	(2,866)
Net income/(loss) attributable to Caesars	$ (546)	$ (541)	$ (643)	$ (2,077)	$ (308)	$ (76)	$ (791)	$ 15	$ 6,772	$ (3,569)	$ 5,920	$ (2,783)
Basic earnings/(loss) per share		$ (3.68)	$ (4.38)	$ (14.25)	$ (2.12)	$ (0.54)	$ (5.44)	$ 0.10	$ 46.81	$ (24.41)	$ 40.88	$ (19.53)
Diluted earnings/(loss) per share		$ (3.68)	$ (4.38)	$ (14.25)	$ (2.12)	$ (0.54)	$ (5.44)	$ 0.10	$ 46.12	$ (24.41)	$ 40.26	$ (19.53)